Income tax and deferred taxes - Deferred Tax Assets and Liabilities in the Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Deferred tax assets	$ 157,564	$ 302,236
Deferred tax liabilities	(298,379)	(394,688)
Total	$ (140,815)	$ (92,452)	$ 314,646